Note 28 Restricted reserves breakdown by concepts (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted reserves breakdown by concepts [Line Items]
Restricted reserve for retired capital	[1]	€ 400	€ 88	€ 88
Restricted reserve for parent company shares and loans for those shares	[2]	80	672	30
Restricted reserve for redenomination of capital in euros		2	2	2
Total restricted reserves		€ 482	€ 761	€ 120

[1]	(1) The change in 2022 is a consequence of the partial executions of the capital reduction resolution adopted by BBVA's General Shareholders' Meeting held on March 18, 2022 (see Note 26).
[2]	(2) The balance of 2021 is mainly due to the share buyback program (see Note 4).